UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       DECEMBER 31, 2007

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):             [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      NOTTINGHAM ADVISORS INC.
ADDRESS:   500 ESSJAY RD. SUITE 220
           WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                 Williamsville, NY              02/07/08
------------------               -----------------            -----------
[Signature]                         [City, State]               [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                                               Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:              $223422
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]

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
                                                      NOTTINGHAM ADVISORS
                                                            FORM 13F
                                                        DECEMBER 31, 2007
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                   VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER
NAME OF ISSUER                     CLASS      CUSIP        (X$1000)   PRN AMT   PRN  CALL DSCRETN   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
America Movil ADR                COM         02364W105       2303      37510    SH         Sole                  37510
American Express Co.             COM         025816109       2413      46390    SH         Sole                  46390
Amgen Inc.                       COM         031162100       1777      38255    SH         Sole                  38255
AngioDynamics Inc.               COM         03475V101       1367      71781    SH         Sole                  71781
Apple Computer                   COM         037833100       3044      15366    SH         Sole                  15366
Bankamerica Corp.                COM         060505104       1042      25258    SH         Sole                  25258
Bed Bath & Beyond Inc.           COM         075896100        494      16807    SH         Sole                  16807
Berkshire Hathaway Inc. Cl B     COM         084670207        270         57    SH         Sole                     57
Biosensors International Group   COM         G11325100         81     128000    SH         Sole                 128000
Boston Scientific Corp.          COM         101137107        441      37954    SH         Sole                  37954
Burlington Northern Santa Fe     COM         12189T104       2719      32665    SH         Sole                  32665
Cameco Corp.                     COM         13321L108       2326      58423    SH         Sole                  58423
Chevron Corp.                    COM         166764100        298       3196    SH         Sole                   3196
Cisco Systems Inc.               COM         17275R102       2871     106069    SH         Sole                 106069
Citigroup Inc.                   COM         172967101       1355      46041    SH         Sole                  46041
Conocophillips                   COM         20825C104       2718      30780    SH         Sole                  30780
EBay Inc.                        COM         278642103       1203      36237    SH         Sole                  36237
Exxon Mobil Corp.                COM         30231G102       1823      19453    SH         Sole                  19453
Genentech Inc.                   COM         368710406       2071      30885    SH         Sole                  30885
General Electric Co.             COM         369604103       4240     114376    SH         Sole                 114376
Hansen Medical Inc.              COM         411307101        359      12000    SH         Sole                  12000
ICICI Bank Ltd.                  COM         45104G104       3140      51050    SH         Sole                  51050
Johnson & Johnson                COM         478160104       2856      42821    SH         Sole                  42821
Joy Global Inc.                  COM         481165108       3095      47025    SH         Sole                  47025
M&T Bank Corp.                   COM         55261F104       1890      23170    SH         Sole                  23170
Marriott Intl. Inc.              COM         571903202       1307      38243    SH         Sole                  38243
Medco Health Solutions, Inc.     COM         58405U102       1989      19614    SH         Sole                  19614
Medtronic Inc.                   COM         585055106        732      14556    SH         Sole                  14556
Microsoft Inc.                   COM         594918104        850      23870    SH         Sole                  23870
Minrad International Inc.        COM         60443P103         74      22875    SH         Sole                  22875
NMT Medical Inc.                 COM         629294109        865     153960    SH         Sole                 153960
Procter & Gamble                 COM         742718109       3131      42644    SH         Sole                  42644
Qualcomm Inc.                    COM         747525103       2250      57167    SH         Sole                  57167
Synergetics USA Inc.             COM         87160G107        230      94271    SH         Sole                  94271
Texas Instruments Inc.           COM         882508104       2868      85857    SH         Sole                  85857
United Technologies Corp.        COM         913017109       3200      41802    SH         Sole                  41802
Valero Energy Corp.              COM         91913Y100       2882      41159    SH         Sole                  41159
Walgreen Co.                     COM         931422109       1457      38269    SH         Sole                  38269
Waste Management Inc.            COM         94106L109       1925      58931    SH         Sole                  58931
Wellpoint Inc.                   COM         94973V107       2375      27070    SH         Sole                  27070
Consumer Staples Select Sector               81369Y308        702      24365    SH         Sole                  24365
Emerging Markets Telecomm Fund               290890102        281      10340    SH         Sole                  10340
PowerShares FTSE RAFI U.S. 100               73935X583      16737     287874    SH         Sole                 287874
PowerShares QQQ Nasdaq 100                   73935A104        226       4421    SH         Sole                   4421
Powershares Dynamic Industrial               73935X369        357      11580    SH         Sole                  11580
Powershares Global Water Portf               73935X575       3953     184717    SH         Sole                 184717
Powershares High Yield Eq Dvd                73935X302        184      13825    SH         Sole                  13825
S & P Mid-Cap 400 Dep Rcpts                  595635103      17760     114509    SH         Sole                 114509
SPDR FTSE/Macquarie Global Inf               78463X855       6105     100862    SH         Sole                 100862
Technology Select Sector SPDR                81369Y803       3971     148964    SH         Sole                 148964
UltraShort Russell 2000 ProSha               74347R834        380       5400    SH         Sole                   5400
Utilities Select Sector SPDR                 81369Y886        388       9175    SH         Sole                   9175
Vanguard Emerging Markets ETF                922042858       2352      22550    SH         Sole                  22550
Vanguard Mid-Cap VIPERS ETF                  922908629        564       7456    SH         Sole                   7456
WisdomTree DIEFA Fund                        97717W703        234       3365    SH         Sole                   3365
WisdomTree Int'l LargeCap Divi               97717W794       9717     142568    SH         Sole                 142568
WisdomTree Int'l MidCap Divide               97717W778        638       9575    SH         Sole                   9575
WisdomTree International Top 1               97717W786        495       7100    SH         Sole                   7100
iShares DJ Select Dividend Ind               464287168        392       6075    SH         Sole                   6075
iShares DJ US Healthcare Provi               464288828        336       5315    SH         Sole                   5315
iShares Goldman Sachs Nat Reso               464287374        271       2018    SH         Sole                   2018
iShares MSCI Australia Index F               464286103        892      30965    SH         Sole                  30965
iShares MSCI Canada Index                    464286509       3884     120920    SH         Sole                 120920
iShares MSCI EAFE Index                      464287465      20812     265126    SH         Sole                 265126
iShares MSCI EAFE Value Index                464288877        334       4645    SH         Sole                   4645
iShares MSCI Emerging Markets                464287234       6399      42574    SH         Sole                  42574
iShares Russell 1000 Growth In               464287614      19382     318882    SH         Sole                 318882
iShares Russell 1000 Value Ind               464287598      10100     125860    SH         Sole                 125860
iShares Russell 2000 Growth In               464287648        490       5873    SH         Sole                   5873
iShares Russell 2000 Value Ind               464287630        459       6518    SH         Sole                   6518
iShares Russell Midcap Growth                464287481        803       7044    SH         Sole                   7044
iShares Russell Midcap Value I               464287473        785       5567    SH         Sole                   5567
iShares S&P 100 Index Fund                   464287101        480       6980    SH         Sole                   6980
iShares S&P 500 Barra Growth I               464287309        385       5510    SH         Sole                   5510
iShares S&P Global Healthcare                464287325       4108      70453    SH         Sole                  70453
iShares S&P Midcap 400 Index                 464287507        277       3265    SH         Sole                   3265
iShares S&P Small Cap 600 Inde               464287804      10576     162656    SH         Sole                 162656
AT & T                                       00206R102        201       4831    SH         Sole                   4831
Boston Scientific Corp.                      101137107        224      19295    SH         Sole                  19295
Community Bank N.A.                          203607106       3763     189400    SH         Sole                 189400
Converge Global                              21247K104          0      10000    SH         Sole                  10000
Exxon Mobil Corp.                            30231G102        281       3001    SH         Sole                   3001
General Electric Co.                         369604103        408      11018    SH         Sole                  11018
Uvumobile Inc                                918171109          1      10300    SH         Sole                  10300

REPORT SUMMARY                 84   DATA RECORDS           223422                0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.
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